Patent Costs (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Patent Costs
Legal fees			$ 596,944		$ 515,402	$ 321,308
Accumulated amortization	$ 4,769		4,769		3,182	$ 0
Amortization expenses	$ 794	$ 793	$ 1,587	$ 1,578	$ 3,182